Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Financial Liabilities
Schedule of financial liabilities

	Thousands of Euros
Financial liabilities	31/12/2017	31/12/2016
Non-current obligations (a)	853,667	831,417
Senior secured debt (b)	4,849,882	3,728,695
Other loans (b)	169,214	114,898
Finance lease liabilities (c)	5,415	6,086
Other non-current financial liabilities (e)	23,637	30,975

Total non-current financial liabilities	5,901,815	4,712,071

Current obligations (a)	95,538	95,524
Senior secured debt (b)	4,057	81,273
Other loans (b)	29,527	23,288
Finance lease liabilities (c)	3,945	3,859
Other current financial liabilities (e)	22,003	26,121

Total current financial liabilities	155,070	230,065

Schedule of details of movement in the Senior Unsecured Notes

	Thousands of Euros
	Opening outstanding balance 01/01/16	Translation differences	Closing outstanding balance 31/12/16
Senior Unsecured Notes (nominal amount)	918,527	30,150	948,677

Total	918,527	30,150	948,677

	Thousands of Euros
	Opening outstanding balance 01/01/17	Refinancing	Repayments	Translation differences	Closing outstanding balance 31/12/17
Senior Unsecured Notes (nominal amount)	948,677	108,597	(26,618)	(30,656)	1,000,000

Total	948,677	108,597	(26,618)	(30,656)	1,000,000

Schedule of current obligation captions including issue of bearer promissory notes to Group employees

31/12/2016
Promissory
			Nominal		notes		Interest
			amount of		subscribed	Buy back	pending accrual
		Maturity	promissory	Interest	(Thousands of	(Thousands	(Thousands of
	Issue date	date	notes (Euros)	rate	Euros)	of Euros)	Euros)
Issue of bearer promissory notes	05/05/16	04/05/17	3,000	4.00%	84,966	(789)	(1,104)

31/12/2017
Promissory
			Nominal		notes		Interest
			amount of		subscribed	Buy back	pending accrual
		Maturity	promissory	Interest	(Thousands of	(Thousands	(Thousands of
	Issue date	date	notes (Euros)	rate	Euros)	of Euros)	Euros)
Issue of bearer promissory notes	05/05/17	04/05/18	3,000	3.00%	92,109	(906)	(909)

Schedule of details of loans and borrowings

					Thousands of Euros
					31/12/2017		31/12/2016
Credit	Currency	Interest rate	Date awarded	Maturity date	Amount extended	Carrying amount	Amount extended	Carrying amount

Senior debt - Tranche A	US Dollars	Libor + 1.75%	31/01/2017	31/01/2023	1,959,476	1,959,476	—	—
Senior debt - Tranche A	Euros	Euribor + 1.75%	31/01/2017	31/01/2023	607,000	607,000	—	—
Senior debt - Tranche B	US Dollars	Libor + 2.25%	31/01/2017	31/01/2025	2,501,459	2,457,684	—	—
Senior debt - Tranche B	Euros	Euribor + 3%	27/02/2014	28/02/2021	—	—	400,000	385,000
Senior debt - Tranche A	US Dollars	Libor + 2.5%	27/02/2014	29/02/2020	—	—	664,074	527,108
Senior debt - Tranche B	US Dollars	Libor + 3%	27/02/2014	28/02/2021	—	—	3,055,168	2,967,574

Total senior debt					5,067,935	5,024,160	4,119,242	3,879,682
EIB Loan	Euros	2.70%	20/11/2015	20/11/2025	100,000	74,375	100,000	100,000
EIB Loan	Euros	2.02%	22/12/2017	22/12/2027	85,000	85,000

Total EIB Loan					185,000	159,375	100,000	100,000
Revolving Credit	US Dollars	Libor + 1.75%	31/01/2017	31/01/2023	250,146	—	—	—
Revolving Credit	US Dollars	Libor + 2.5%	27/02/2014	27/02/2019	—	—	284,603	—

Total Revolving Credit					250,146	—	284,603	—

Other non-current loans	Euros	Euribor- Euribor+4%	19/03/2013	30/09/2024	33,180	9,839	33,000	14,898
Loan transaction costs					—	(174,278)	—	(150,987)

Non-current loans and borrowings					5,536,261	5,019,096	4,536,845	3,843,593

					Thousands of Euros
					31/12/2017			31/12/2016
Credit	Currency	Interest rate	Date awarded	Maturity date	Amount extended		Carrying amount	Amount extended		Carrying amount

Senior debt - Tranche A	US Dollars	Libor + 1.75%	31/01/2017	31/01/2023	(*	)	—	—		—
Senior debt - Tranche A	Euros	Euribor + 1.75%	31/01/2017	31/01/2023	(*	)	—	—		—
Senior debt - Tranche B	US Dollars	Libor + 2.25%	31/01/2017	31/01/2025	(*	)	25,015	—		—
Senior debt - Tranche B	Euros	Euribor + 3%	27/02/2014	28/02/2021	—		—	(*	)	4,000
Senior debt - Tranche A	US Dollars	Libor + 2.5%	27/02/2014	29/02/2020	—		—	(*	)	49,806
Senior debt - Tranche B	US Dollars	Libor + 3%	27/02/2014	28/02/2021	—		—	(*	)	30,832

Total senior debt					—		25,015	—		84,638
BEI Loan	Euros	2.70%	20/11/2015	20/11/2025	(*	)	10,625	—		—

Total BEI Loan					—		10,625	—		—
Other current loans		0.1%-3.74%			131,700		18,902	208,105		23,288
Loan transaction costs					—		(20,958)	—		(3,365)

Current loans and borrowings					131,700		33,584	208,105		104,561

(*) See amount granted under non-current debt

Schedule of details of minimum payments and the present value of finance lease liabilities, by maturity date

	Thousands of Euros
	31/12/2017			31/12/2016
	Minimum payments	Interest	Present Value	Minimum payments	Interest	Present Value
Maturity at:
Less than one year	4,305	360	3,945	4,267	408	3,859
Two years	2,636	179	2,457	3,636	263	3,373
Three years	1,461	88	1,373	1,792	88	1,704
Four years	814	60	754	672	16	656
Five years	369	42	327	306	5	301
More than five years	550	46	504	53	1	52

Total	10,135	775	9,360	10,726	781	9,945

Schedule of details of maturity of other financial liabilities

	Thousands of Euros
	31/12/2017	31/12/2016
Maturity at:
Up to one year	22,003	26,121
Two years	10,818	11,468
Three years	3,787	6,203
Four years	2,794	5,802
Five years	2,247	2,490
Over five years	3,991	5,012

	45,640	57,096

Senior Debt Tranche A Maturing in 2023
Financial Liabilities
Schedule of senior secured debt by maturity

Details of Tranche A by maturity at 31 December 2017 are as follows:

	US Tranche A			Tranche A in Euros
Maturity	Currency	Principal in thousands of US Dollars	Principal in thousands of Euros	Currency	Principal in thousands of Euros
2019	US Dollars	117,500	97,974	Euros	30,350
2020	US Dollars	235,000	195,948	Euros	60,700
2021	US Dollars	235,000	195,948	Euros	60,700
2022	US Dollars	1,321,875	1,102,204	Euros	341,437
2023	US Dollars	440,625	367,402	Euros	113,813

Total	US Dollars	2,350,000	1,959,476	Euros	607,000

Senior Debt Tranche B, Maturing in 2025
Financial Liabilities
Schedule of senior secured debt by maturity

Details of Tranche B by maturity at 31 December 2017 are as follows:

	US Tranche B
Maturity	Currency	Principal in thousands of US Dollars	Principal in thousands of Euros
2018	US Dollars	30,000	25,015
2019	US Dollars	30,000	25,015
2020	US Dollars	30,000	25,015
2021	US Dollars	30,000	25,015
2022	US Dollars	30,000	25,015
2023	US Dollars	30,000	25,015
2024	US Dollars	30,000	25,015
2025	US Dollars	2,767,500	2,307,594

Total	US Dollars	2,977,500	2,482,699